Operating Partnership (Condensed Consolidated Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net investment in real estate assets	$ 6,328,982	$ 6,005,670
Total assets	7,089,736	6,719,428	7,506,554
Other liabilities	358,874	303,577
Total liabilities	5,104,557	4,792,932
Redeemable noncontrolling interests	464,082	456,105
Total Liabilities, Redeemable Noncontrolling Interests and Equity	7,089,736	6,719,428
Operating Partnership [Member]
Net investment in real estate assets	6,328,982	6,005,670
Other assets	761,243	713,889
Total assets	7,090,225	6,719,559
Mortgage and other indebtedness	4,745,683	4,489,355
Other liabilities	358,800	303,578
Total liabilities	5,104,483	4,792,933
Redeemable noncontrolling interests	465,596	456,105
Partners' capital	1,456,650	1,466,241
Noncontrolling interests	63,496	4,280
Total partners' capital, including noncontrolling interests	1,520,146	1,470,521
Total Liabilities, Redeemable Noncontrolling Interests and Equity	$ 7,090,225	$ 6,719,559